FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226
                                   ---------

                       TEMPLETON GLOBAL INVESTMENTS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period: 12/31/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Investment Trust

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Templeton International (Ex EM) Fund ..................................   3
Franklin Templeton Non-U.S. Dynamic Core Equity Fund...................   7
Notes to Statements of Investments ....................................  11
















                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series





                                         Quarterly Statements of Investments | 1
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
Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON INTERNATIONAL (EX EM) FUND                           INDUSTRY                     SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 90.8%
   AUSTRALIA 3.0%
   APN News & Media Ltd. .........................                  Media                       88,118         $   355,217
   Australia & New Zealand Banking Group Ltd. ....            Commercial Banks                  21,510             346,672
   National Australia Bank Ltd. ..................            Commercial Banks                  32,008             722,062
   Qantas Airways Ltd. ...........................                Airlines                     233,990             679,506
                                                                                                               ------------
                                                                                                                 2,103,457
                                                                                                               ------------

   BERMUDA 2.1%
   ACE Ltd. ......................................                Insurance                     15,790             675,022
   XL Capital Ltd., A ............................                Insurance                     10,530             817,655
                                                                                                               ------------
                                                                                                                 1,492,677
                                                                                                               ------------

   CANADA 3.1%
   Abitibi-Consolidated Inc. .....................         Paper & Forest Products              51,920             357,576
   Barrick Gold Corp. ............................             Metals & Mining                  18,310             442,732
   BCE Inc. ...................................... Diversified Telecommunication Services       29,801             718,593
   Quebecor World Inc. ...........................     Commercial Services & Supplies           15,140             325,686
   TransCanada Corp. .............................                Oil & Gas                     14,876             369,621
                                                                                                               ------------
                                                                                                                 2,214,208
                                                                                                               ------------

   DENMARK 2.0%
   ISS AS ........................................     Commercial Services & Supplies           14,178             790,088
a  Vestas Wind Systems AS ........................          Electrical Equipment                37,200             461,425
a  Vestas Wind Systems AS, 144A ..................          Electrical Equipment                12,400             153,808
                                                                                                               ------------
                                                                                                                 1,405,321
                                                                                                               ------------

   FINLAND 3.4%
   Metso OYJ .....................................                Machinery                     10,419             165,492
   Sampo OYJ, A ..................................                Insurance                     33,760             465,224
   Stora Enso OYJ, R (EUR/FIM Traded) ............         Paper & Forest Products              65,880           1,006,634
   UPM-Kymmene Corp. .............................         Paper & Forest Products              35,890             796,289
                                                                                                               ------------
                                                                                                                 2,433,639
                                                                                                               ------------

   FRANCE 5.1%
   AXA SA ........................................                Insurance                     32,714             807,063
   Sanofi-Aventis ................................             Pharmaceuticals                  18,230           1,454,600
   Suez SA .......................................   Multi-Utilities & Unregulated Power        27,460             731,104
   Total SA, B ...................................                Oil & Gas                      2,900             632,402
                                                                                                               ------------
                                                                                                                 3,625,169
                                                                                                               ------------

   GERMANY 6.2%
   Adidas-Salomon AG .............................     Textiles Apparel & Luxury Goods           3,340             540,078
   BASF AG .......................................                Chemicals                     13,020             934,998
   Bayer AG, Br. .................................                Chemicals                     12,020             406,147
   Deutsche Post AG ..............................         Air Freight & Logistics              42,860             980,594
   E.ON AG .......................................           Electric Utilities                 14,010           1,277,197
   Volkswagen AG .................................               Automobiles                     5,380             243,477
                                                                                                               ------------
                                                                                                                 4,382,491
                                                                                                               ------------

                                         Quarterly Statements of Investments | 3

Templeton Global Investment Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON INTERNATIONAL (EX EM) FUND                           INDUSTRY                     SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HONG KONG 6.1%
   Cheung Kong Holdings Ltd. .....................               Real Estate                    96,000         $   957,184
   Cheung Kong Infrastructure Holdings Ltd. ......         Construction Materials              128,000             369,700
   CLP Holdings Ltd. .............................           Electric Utilities                122,863             706,564
   Fountain Set Holdings Ltd. ....................     Textiles Apparel & Luxury Goods         860,000             558,743
   Hutchison Whampoa Ltd. ........................        Industrial Conglomerates             111,000           1,038,911
   Swire Pacific Ltd., A .........................        Industrial Conglomerates              79,000             660,637
                                                                                                               ------------
                                                                                                                 4,291,739
                                                                                                               ------------

   ITALY 2.2%
   Eni SpA .......................................                Oil & Gas                     63,210           1,579,993
                                                                                                               ------------

   JAPAN 10.2%
   Hitachi Ltd. ..................................   Electronic Equipment & Instruments        179,000           1,240,871
   Matsushita Electric Industrial Co. Ltd. .......           Household Durables                 42,000             666,784
   NEC Corp. .....................................         Computers & Peripherals              67,000             416,706
   Nippon Telegraph & Telephone Corp. ............ Diversified Telecommunication Services          232           1,041,984
   Nomura Holdings Inc. ..........................             Capital Markets                  55,000             802,285
   Olympus Corp. .................................    Health Care Equipment & Supplies          11,000             234,671
   Sompo Japan Insurance Inc. ....................                Insurance                     68,000             693,146
   Sony Corp. ....................................           Household Durables                 35,440           1,370,263
   Takeda Pharmaceutical Co. Ltd. ................             Pharmaceuticals                  13,900             700,293
                                                                                                               ------------
                                                                                                                 7,167,003
                                                                                                               ------------

   NETHERLANDS 5.1%
   Akzo Nobel NV .................................                Chemicals                     19,240             819,290
   ING Groep NV ..................................     Diversified Financial Services           33,483           1,011,414
   Koninklijke Philips Electronics NV ............           Household Durables                 39,710           1,051,325
   Rodamco Europe NV .............................     Diversified Financial Services            9,270             734,636
                                                                                                               ------------
                                                                                                                 3,616,665
                                                                                                               ------------

   NORWAY .5%
   Norsk Hydro ASA ...............................                Oil & Gas                      4,281             336,723
                                                                                                               ------------

   SINGAPORE .9%
   DBS Group Holdings Ltd. .......................            Commercial Banks                  64,000             631,256
                                                                                                               ------------

   SPAIN 6.9%
   Banco Santander Central Hispano SA ............            Commercial Banks                  57,389             711,016
   Endesa SA .....................................           Electric Utilities                 34,875             818,255
   Iberdrola SA, Br. .............................           Electric Utilities                 46,430           1,178,203
   Repsol YPF SA .................................                Oil & Gas                     40,000           1,040,004
   Telefonica SA ................................. Diversified Telecommunication Services       60,570           1,139,201
                                                                                                               ------------
                                                                                                                 4,886,679
                                                                                                               ------------

   SWEDEN 6.3%
   Atlas Copco AB, A .............................                Machinery                     11,500             519,289
   Electrolux AB, B ..............................           Household Durables                 17,450             399,236
   Foreningssparbanken AB, A .....................            Commercial Banks                  16,560             412,523
   Holmen Aktiebolag AB, B .......................         Paper & Forest Products               8,911             308,492
   Nordea Bank AB ................................            Commercial Banks                  87,870             886,146


4 |  Quarterly Statements of Investments

Templeton Global Investment Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON INTERNATIONAL (EX EM) FUND                           INDUSTRY                     SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SWEDEN (CONT.)
   Securitas AB, B ...............................     Commercial Services & Supplies           59,130       $   1,014,619
   Volvo AB, B ...................................                Machinery                     22,262             882,947
                                                                                                               ------------
                                                                                                                 4,423,252
                                                                                                               ------------

   SWITZERLAND 5.0%
   Nestle SA .....................................              Food Products                    3,670             958,624
   Novartis AG ...................................             Pharmaceuticals                  18,270             914,342
   Swiss Reinsurance Co. .........................                Insurance                     13,120             930,766
   UBS AG ........................................             Capital Markets                   8,450             704,816
                                                                                                               ------------
                                                                                                                 3,508,548
                                                                                                               ------------

   UNITED KINGDOM 22.7%
   Amvescap PLC ..................................             Capital Markets                  51,600             317,684
   BAE Systems PLC ...............................           Aerospace & Defense               237,322           1,049,997
   BHP Billiton PLC ..............................             Metals & Mining                 105,789           1,239,667
   Boots Group PLC ...............................        Food & Staples Retailing              58,930             740,329
   BP PLC ........................................                Oil & Gas                     79,229             772,550
   British Sky Broadcasting Group PLC ............                  Media                       68,333             737,133
   Compass Group PLC .............................      Hotels Restaurants & Leisure           153,340             724,787
   GKN PLC .......................................             Auto Components                  75,402             342,289
   GlaxoSmithKline PLC ...........................             Pharmaceuticals                  61,287           1,437,535
   HSBC Holdings PLC .............................            Commercial Banks                  42,263             723,160
   Lloyds TSB Group PLC ..........................            Commercial Banks                  86,820             788,243
   Marks & Spencer Group PLC .....................            Multiline Retail                  81,655             537,596
   Pearson PLC ...................................                  Media                       58,896             710,510
   Rentokil Initial PLC ..........................     Commercial Services & Supplies           88,010             249,596
a  Rolls-Royce Group PLC .........................           Aerospace & Defense               110,538             524,068
a  Rolls-Royce Group PLC, B ......................           Aerospace & Defense             3,515,108               6,882
   Shell Transport & Trading Co. PLC .............                Oil & Gas                     97,824             833,695
   Shire Pharmaceuticals Group PLC ...............             Pharmaceuticals                  70,700             742,311
   Smiths Group PLC ..............................        Industrial Conglomerates              75,660           1,193,760
   Unilever PLC ..................................              Food Products                   81,506             800,229
   Vodafone Group PLC ............................   Wireless Telecommunication Services       284,340             770,913
   WPP Group PLC .................................                  Media                       30,920             340,074
   Yell Group PLC ................................                  Media                       52,380             442,382
                                                                                                               ------------
                                                                                                                16,025,390
                                                                                                               ------------
   TOTAL COMMON STOCKS (COST $50,115,301) ........                                                              64,124,210
                                                                                                               ------------

   PREFERRED STOCKS (COST $573,828) 1.0%
   GERMANY 1.0%
   Volkswagen AG, pfd. ...........................               Automobiles                    20,260             673,574
                                                                                                               ------------


                                                                                        --------------------
                                                                                         PRINCIPAL AMOUNT B
                                                                                        --------------------
   BONDS & NOTES 1.5%
   AUSTRALIA .4%
   Queensland Treasury Corp., 6.00%, 8/14/13 .....                                             330,000 AUD         267,309
                                                                                                               ------------



                                         Quarterly Statements of Investments | 5

Templeton Global Investment Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON INTERNATIONAL (EX EM) FUND                                                  PRINCIPAL AMOUNT B       VALUE
---------------------------------------------------------------------------------------------------------------------------
   BONDS & NOTES (CONT.)
   NEW ZEALAND .4%
   Government of New Zealand, 6.50%, 4/15/13 .....                                             380,000 NZD     $   282,016
                                                                                                               ------------

   SWEDEN .7%
   Kingdom of Sweden,
      6.50%, 5/05/08 .............................                                             820,000 SEK         137,093
      5.50%, 10/08/12 ............................                                           2,300,000 SEK         386,320
                                                                                                               ------------
                                                                                                                   523,413
                                                                                                               ------------

   TOTAL BONDS & NOTES (COST $906,003) ...........                                                               1,072,738
                                                                                                               ------------

   SHORT TERM INVESTMENTS (COST $3,400,339) 4.8%
   UNITED STATES 4.8%
c  U.S. Treasury Bills, 1/20/05 - 3/31/05 ........                                           3,414,000           3,401,455
                                                                                                               ------------
   TOTAL INVESTMENTS (COST $54,995,471) 98.1% ....                                                              69,271,977
   OTHER ASSETS, LESS LIABILITIES 1.9% ...........                                                               1,310,285
                                                                                                               ------------
   NET ASSETS 100.0% .............................                                                             $70,582,262
                                                                                                               ------------


CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | EUR - Euro | FIM - Finnish Markka | NZD - New Zealand Dollar
                          SEK - Swedish Krona





a Non-income producing.
b The principal amount is stated in U.S. dollars unless otherwise indicated. c Security is traded on a discount basis with no stated coupon rate.



6 | See Notes to Statements of Investments. | Quarterly Statements of
Investments

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                 INDUSTRY                     SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 98.9%
   AUSTRALIA 2.7%
   AMP Ltd. ......................................                      Insurance                     3,230     $   18,355
   Qantas Airways Ltd. ...........................                      Airlines                      6,310         18,324
   QBE Insurance Group Ltd. ......................                      Insurance                     1,000         12,015
   St. George Bank Ltd. ..........................                  Commercial Banks                  1,100         21,741
   Woodside Petroleum Ltd. .......................                      Oil & Gas                       750         11,800
                                                                                                                -----------
                                                                                                                    82,235
                                                                                                                -----------

   AUSTRIA .8%
   Erste Bank der Oester Sparkassen AG ...........                  Commercial Banks                    460         24,532
                                                                                                                -----------

   BERMUDA 1.1%
   ACE Ltd. ......................................                      Insurance                       770         32,917
                                                                                                                -----------

   CANADA 2.1%
   Alcan Inc. ....................................                   Metals & Mining                    380         18,630
   BCE Inc. ......................................       Diversified Telecommunication Services       1,220         29,418
   Encana Corp. ..................................                      Oil & Gas                       300         17,109
                                                                                                                -----------
                                                                                                                    65,157
                                                                                                                -----------

   CHINA 1.4%
   China Mobile (Hong Kong) Ltd., fgn ............         Wireless Telecommunication Services        8,500         28,815
   Huaneng Power International Inc., H ...........                 Electric Utilities                18,000         13,432
                                                                                                                -----------
                                                                                                                    42,247
                                                                                                                -----------

   DENMARK .5%
   TDC AS ........................................       Diversified Telecommunication Services         170          7,186
a  Vestas Wind Systems AS ........................                Electrical Equipment                  410          5,086
a  Vestas Wind Systems AS, 144A ..................                Electrical Equipment                  136          1,687
                                                                                                                -----------
                                                                                                                    13,959
                                                                                                                -----------

   FINLAND 1.4%
   Stora Enso OYJ, R (EUR/FIM Traded) ............               Paper & Forest Products              2,860         43,700
                                                                                                                -----------

   FRANCE 6.2%
   Accor SA ......................................            Hotels Restaurants & Leisure              170          7,431
   AXA SA ........................................                      Insurance                       769         18,971
   Dassault Systemes SA ..........................                      Software                        350         17,621
   Essilor International SA ......................          Health Care Equipment & Supplies            100          7,823
   Michelin SA, B ................................                   Auto Components                    820         52,510
   Sanofi-Aventis ................................                   Pharmaceuticals                    582         46,439
   Suez SA .......................................         Multi-Utilities & Unregulated Power        1,450         38,605
                                                                                                                -----------
                                                                                                                   189,400
                                                                                                                -----------

   GERMANY 10.4%
   BASF AG .......................................                      Chemicals                       610         43,806
   Bayer AG, Br. .................................                      Chemicals                       690         23,315
   Celesio AG ....................................          Health Care Providers & Services            630         51,038
   Deutsche Post AG ..............................               Air Freight & Logistics              2,270         51,935
   E.ON AG .......................................                 Electric Utilities                   320         29,172
   Puma AG .......................................           Textiles Apparel & Luxury Goods            130         35,441
   SAP AG ........................................                      Software                        140         24,925




                                         Quarterly Statements of Investments | 7

Templeton Global Investment Trust

---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                 INDUSTRY                     SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY (CONT.)
   Siemens AG ....................................              Industrial Conglomerates                400     $   33,849
   Volkswagen AG .................................                     Automobiles                      580         26,248
                                                                                                                -----------
                                                                                                                   319,729
                                                                                                                -----------

   HONG KONG 4.1%
   Esprit Holdings ...............................                  Specialty Retail                  5,000         30,234
   Hang Seng Bank ................................                  Commercial Banks                    900         12,505
   Sun Hung Kai Properties Ltd. ..................                     Real Estate                    3,000         30,008
   Swire Pacific Ltd., A .........................              Industrial Conglomerates              1,714         14,333
   Television Broadcasts Ltd. ....................                        Media                       4,000         18,578
   Wharf Holdings Ltd. ...........................                     Real Estate                    6,000         20,996
                                                                                                                -----------
                                                                                                                   126,654
                                                                                                                -----------

   IRISH REPUBLIC .8%
   Anglo Irish Bank Corp. PLC ....................                  Commercial Banks                  1,000         24,195
                                                                                                                -----------

   ISRAEL 1.9%
a  Check Point Software Technologies Ltd. ........                      Software                      1,550         38,177
   Teva Pharmaceutical Industries Ltd., ADR ......                   Pharmaceuticals                    700         20,902
                                                                                                                -----------
                                                                                                                    59,079
                                                                                                                -----------

   ITALY 4.3%
   Arnoldo Mondadori Editore SpA .................                        Media                       1,400         16,130
   Eni SpA .......................................                      Oil & Gas                       980         24,496
   Luxottica Group SpA, ADR ......................           Textiles Apparel & Luxury Goods            700         14,273
   Mediaset SpA ..................................                        Media                       1,500         18,991
   Riunione Adriatica di Sicurta SpA .............                      Insurance                     1,800         40,645
   Saipem SpA ....................................             Energy Equipment & Services            1,400         16,813
                                                                                                                -----------
                                                                                                                   131,348
                                                                                                                -----------

   JAPAN 13.3%
   Acom Co. Ltd. .................................                  Consumer Finance                    200         14,978
   Asahi Glass Co. Ltd. ..........................                  Building Products                 3,000         33,099
   Canon Inc. ....................................                 Office Electronics                 1,000         53,993
   East Japan Railway Co. ........................                     Road & Rail                        6         33,392
   Fanuc Ltd. ....................................                      Machinery                       200         13,083
   Fast Retailing Co. Ltd. .......................                  Specialty Retail                    500         38,079
   Fujitsu Ltd. ..................................               Computers & Peripherals              2,000         13,025
   KAO Corp. .....................................                 Household Products                   600         15,349
   KDDI Corp. ....................................         Wireless Telecommunication Services            2         10,779
   Mitsui Fudosan Co. Ltd. .......................                     Real Estate                    1,400         17,018
   Net One Systems Co. Ltd. ......................                     IT Services                        2          8,338
   Nintendo Co. Ltd. .............................                      Software                        100         12,566
   Nippon Telegraph & Telephone Corp. ............       Diversified Telecommunication Services           8         35,930
   Seiko Epson Corp. .............................               Computers & Peripherals                400         17,809
   SMC Corp. .....................................                      Machinery                       100         11,453
   Sompo Japan Insurance Inc. ....................                      Insurance                     4,000         40,773
   Takeda Pharmaceutical Co. Ltd. ................                   Pharmaceuticals                    200         10,076
   Trend Micro Inc. ..............................                      Software                        500         26,997
                                                                                                                -----------
                                                                                                                   406,737
                                                                                                                -----------



8 |  Quarterly Statements of Investments

Templeton Global Investment Trust

---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                 INDUSTRY                     SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MEXICO 1.6%
   America Movil SA de CV, L, ADR ................         Wireless Telecommunication Services          550     $   28,793
   Grupo Financiero Banorte SA de CV, O ..........                  Commercial Banks                  3,400         21,435
                                                                                                                -----------
                                                                                                                    50,228
                                                                                                                -----------

   NETHERLANDS 4.6%
   Akzo Nobel NV .................................                      Chemicals                       840         35,769
   IHC Caland NV .................................             Energy Equipment & Services              530         33,616
   ING Groep NV ..................................           Diversified Financial Services           1,460         44,102
   Koninklijke Philips Electronics NV ............                 Household Durables                 1,080         28,593
                                                                                                                -----------
                                                                                                                   142,080
                                                                                                                -----------

   NORWAY 1.5%
   Norske Skogindustrier ASA, A ..................               Paper & Forest Products              2,110         45,579
                                                                                                                -----------

   PORTUGAL 1.2%
   Portugal Telecom SA, SGPS .....................       Diversified Telecommunication Services       2,940         36,305
                                                                                                                -----------

   RUSSIA .5%
   Lukoil Holdings, ADR ..........................                      Oil & Gas                       130         15,925
                                                                                                                -----------

   SINGAPORE .3%
   DBS Group Holdings Ltd. .......................                  Commercial Banks                  1,000          9,863
                                                                                                                -----------

   SOUTH KOREA 3.7%
a  Kookmin Bank, ADR .............................                  Commercial Banks                    570         22,275
   KT Corp., ADR .................................       Diversified Telecommunication Services       1,360         29,662
   POSCO, ADR ....................................                   Metals & Mining                    300         13,359
   Samsung Electronics Co. Ltd., GDR, 144A .......      Semiconductors & Semiconductor Equipment        220         48,070
                                                                                                                -----------
                                                                                                                   113,366
                                                                                                                -----------

   SPAIN 3.5%
   Banco Santander Central Hispano SA ............                  Commercial Banks                  3,560         44,106
   Telefonica Moviles SA .........................         Wireless Telecommunication Services        1,000         12,566
   Telefonica SA .................................       Diversified Telecommunication Services       2,720         51,158
                                                                                                                -----------
                                                                                                                   107,830
                                                                                                                -----------

   SWEDEN 4.9%
   Atlas Copco AB, A .............................                      Machinery                     1,480         66,830
   Nordea Bank AB, FDR ...........................                  Commercial Banks                  2,820         28,528
   Securitas AB, B ...............................           Commercial Services & Supplies             620         10,639
   Volvo AB, B ...................................                      Machinery                     1,080         42,835
                                                                                                                -----------
                                                                                                                   148,832
                                                                                                                -----------

   SWITZERLAND 5.2%
   Adecco SA .....................................           Commercial Services & Supplies             100          5,066
a  Credit Suisse Group ...........................                   Capital Markets                    300         12,590
   Lonza Group AG ................................                      Chemicals                       270         15,172
   Roche Holding AG ..............................                   Pharmaceuticals                    300         34,295
   Swiss Reinsurance Co. .........................                      Insurance                       440         31,215
   Syngenta AG ...................................                      Chemicals                       200         21,212
   Synthes Inc. ..................................          Health Care Equipment & Supplies            170         19,031
   UBS AG ........................................                   Capital Markets                    250         20,853
                                                                                                                -----------
                                                                                                                   159,434
                                                                                                                -----------



                                         Quarterly Statements of Investments | 9

Templeton Global Investment Trust

---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                 INDUSTRY                     SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN 1.3%
   Chunghwa Telecom Co. Ltd., ADR ................       Diversified Telecommunication Services         700     $   14,735
   Compal Electronics Inc., 144A .................               Computers & Peripherals                770          3,835
   Compal Electronics Inc., GDR, Reg S ...........               Computers & Peripherals              1,000          4,980
   Taiwan Semiconductor Manufacturing Co. Ltd.,
    ADR ..........................................      Semiconductors & Semiconductor Equipment      2,000         16,980
                                                                                                                -----------
                                                                                                                    40,530
                                                                                                                -----------

   UNITED KINGDOM 19.6%
   BAE Systems PLC ...............................                 Aerospace & Defense                6,330         28,006
   BHP Billiton PLC ..............................                   Metals & Mining                  2,540         29,764
   BP PLC ........................................                      Oil & Gas                     1,980         19,307
   Cadbury Schweppes PLC .........................                    Food Products                   3,170         29,511
   Compass Group PLC .............................            Hotels Restaurants & Leisure            3,620         17,110
   Diageo PLC ....................................                      Beverages                     1,700         24,245
   Exel PLC ......................................               Air Freight & Logistics                500          6,939
   HBOS PLC ......................................                  Commercial Banks                  1,300         21,148
   HSBC Holdings PLC .............................                  Commercial Banks                  1,200         20,533
   Man Group PLC .................................                   Capital Markets                    700         19,778
   National Grid Transco PLC .....................         Multi-Utilities & Unregulated Power        2,980         28,400
   Next PLC ......................................                  Multiline Retail                    500         15,836
   Pearson PLC ...................................                        Media                         750          9,048
   Reckitt Benckiser PLC .........................                 Household Products                   750         22,659
   Rentokil Initial PLC ..........................           Commercial Services & Supplies           4,140         11,741
   Royal Bank of Scotland Group PLC ..............                  Commercial Banks                  1,000         33,629
   Shell Transport & Trading Co. PLC .............                      Oil & Gas                     3,520         29,999
   Shire Pharmaceuticals Group PLC ...............                   Pharmaceuticals                  3,220         33,808
   Smith & Nephew PLC ............................          Health Care Equipment & Supplies          3,800         38,877
   Smiths Group PLC ..............................              Industrial Conglomerates              1,110         17,513
   Standard Chartered PLC ........................                  Commercial Banks                  2,110         39,225
   Tesco PLC .....................................              Food & Staples Retailing              5,000         30,879
   The Sage Group PLC ............................                      Software                      6,000         23,293
   Vodafone Group PLC ............................         Wireless Telecommunication Services        5,050         13,692
   WPP Group PLC .................................                        Media                       1,800         19,797
   Yell Group PLC ................................                        Media                       1,760         14,864
                                                                                                                -----------
                                                                                                                   599,601
                                                                                                                -----------

   TOTAL COMMON STOCKS (COST $1,987,153) 98.9% ...                                                               3,031,462
                                                                                                                -----------

   TOTAL INVESTMENTS (COST $1,987,153) 98.9% .....                                                               3,031,462
   OTHER ASSETS, LESS LIABILITIES 1.1% ...........                                                                  32,275
                                                                                                                -----------

   NET ASSETS 100.0% .............................                                                              $3,063,737
                                                                                                                -----------


CURRENCY ABBREVIATIONS: | EUR - Euro | FIM - Finnish Markka




a Non-income producing.


10 | See Notes to Statements of Investments. | Quarterly Statements of
Investments

Templeton Global Investment Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)


Templeton Global Investment Trust is registered under the Investment Company Act of 1940 as an open-end investment company consisting of two diversified series, Templeton International (Ex EM) Fund and Franklin Templeton Non-U.S.
Dynamic Core Equity Fund (the Funds).


1. INCOME TAXES

At December 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                                                            --------------------------
                                                                            FRANKLIN
                                                             TEMPLETON      TEMPLETON
                                                            INTERNATIONAL   NON-U.S.
                                                              (EX EM)     DYNAMIC CORE
                                                                FUND       EQUITY FUND
                                                            --------------------------
Cost of investments ....................................    $55,026,815    $1,988,375
                                                            --------------------------
Unrealized appreciation ................................    $16,520,800    $1,049,671
Unrealized depreciation ................................     (2,275,638)       (6,584)
                                                            --------------------------
Net unrealized appreciation (depreciation) .............    $14,245,162    $1,043,087
                                                            --------------------------









For information on the Funds policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



                                        Quarterly Statements of Investments | 11




ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENTS TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date February 18, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date February 18, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  February 18, 2005